Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities	88
Debts Securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	9,921,167	8,352,313
Fair value hedges [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities	608	6,519
Cash flow hedges [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	277,803	51,062
Financial liabilities		65,172
Subtotal [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial liabilities	696	71,691
Total Financial liabilities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial liabilities	2,773,476	2,841,653
Level 1 [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Level 1 [Member] | Debts Securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Level 1 [Member] | Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	816,028	478,439
Level 1 [Member] | Fair value hedges [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Level 1 [Member] | Cash flow hedges [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Level 1 [Member] | Subtotal [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial liabilities
Level 1 [Member] | Total Financial liabilities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial liabilities
Level 2 [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities	88
Level 2 [Member] | Debts Securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Level 2 [Member] | Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	9,028,427	7,831,693
Level 2 [Member] | Fair value hedges [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities	608	6,519
Level 2 [Member] | Cash flow hedges [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	277,803	51,062
Financial liabilities		65,172
Level 2 [Member] | Subtotal [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial liabilities	696	71,691
Level 2 [Member] | Total Financial liabilities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial liabilities	2,773,476	2,841,653
Level 3 [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Level 3 [Member] | Debts Securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Level 3 [Member] | Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	76,712	42,181
Level 3 [Member] | Fair value hedges [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Level 3 [Member] | Cash flow hedges [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Level 3 [Member] | Subtotal [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial liabilities
Level 3 [Member] | Total Financial liabilities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial liabilities
Trading securities [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	3,472,122	4,159,292
Trading securities [Member] | Other Instruments Issued In Chile [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	268,882	105,798
Trading securities [Member] | Instruments Issued By Foreign Institutions [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets		164
Trading securities [Member] | Trading securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	135,691	400,902
Trading securities [Member] | Subtotal [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	3,876,695	4,666,156
Trading securities [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	277,803	51,062
Trading securities [Member] | Level 1 [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	169,067	75,701
Trading securities [Member] | Level 1 [Member] | Other Instruments Issued In Chile [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	3,061	1,002
Trading securities [Member] | Level 1 [Member] | Instruments Issued By Foreign Institutions [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets		164
Trading securities [Member] | Level 1 [Member] | Trading securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	135,691	400,902
Trading securities [Member] | Level 1 [Member] | Subtotal [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	307,819	477,769
Trading securities [Member] | Level 1 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Trading securities [Member] | Level 2 [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	3,303,055	4,083,591
Trading securities [Member] | Level 2 [Member] | Other Instruments Issued In Chile [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	214,337	99,302
Trading securities [Member] | Level 2 [Member] | Instruments Issued By Foreign Institutions [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Trading securities [Member] | Level 2 [Member] | Trading securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Trading securities [Member] | Level 2 [Member] | Subtotal [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	3,517,392	4,182,893
Trading securities [Member] | Level 2 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	277,803	51,062
Trading securities [Member] | Level 3 [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Trading securities [Member] | Level 3 [Member] | Other Instruments Issued In Chile [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	51,484	5,494
Trading securities [Member] | Level 3 [Member] | Instruments Issued By Foreign Institutions [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Trading securities [Member] | Level 3 [Member] | Trading securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Trading securities [Member] | Level 3 [Member] | Subtotal [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	51,484	5,494
Trading securities [Member] | Level 3 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Forwards [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	742,545	551,964
Financial liabilities	505,463	637,164
Forwards [Member] | Level 1 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Forwards [Member] | Level 2 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	742,545	551,964
Financial liabilities	505,463	637,164
Forwards [Member] | Level 3 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Swaps [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	1,958,242	2,013,247
Financial liabilities	2,264,132	2,130,393
Swaps [Member] | Level 1 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Swaps [Member] | Level 2 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	1,958,242	2,013,247
Financial liabilities	2,264,132	2,130,393
Swaps [Member] | Level 3 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Call options [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	4,509	269
Financial liabilities	2,726	306
Call options [Member] | Level 1 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Call options [Member] | Level 2 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	4,509	269
Financial liabilities	2,726	306
Call options [Member] | Level 3 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Put options [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	199	1,462
Financial liabilities	459	2,099
Put options [Member] | Level 1 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Put options [Member] | Level 2 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	199	1,462
Financial liabilities	459	2,099
Put options [Member] | Level 3 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Futures [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Futures [Member] | Level 1 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Futures [Member] | Level 2 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Futures [Member] | Level 3 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Subtotal [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	2,705,495	2,566,942
Financial liabilities	2,772,780	2,769,962
Subtotal [Member] | Cash flow hedges [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	2,983,298	2,618,004
Subtotal [Member] | Level 1 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Subtotal [Member] | Level 1 [Member] | Cash flow hedges [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Subtotal [Member] | Level 2 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	2,705,495	2,566,942
Financial liabilities	2,772,780	2,769,962
Subtotal [Member] | Level 2 [Member] | Cash flow hedges [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	2,983,298	2,618,004
Subtotal [Member] | Level 3 [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial liabilities
Subtotal [Member] | Level 3 [Member] | Cash flow hedges [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial assets measured at fair value through other comprehensive income, category [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	3,061,174	1,068,153
Financial assets measured at fair value through other comprehensive income, category [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Debts Securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	2,488,850	163,600
Financial assets measured at fair value through other comprehensive income, category [Member] | Other Instruments Issued In Chile [Member] | Debts Securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	565,959	896,923
Financial assets measured at fair value through other comprehensive income, category [Member] | Other Instruments Issued In Chile [Member] | Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	5,499	6,869
Financial assets measured at fair value through other comprehensive income, category [Member] | Instruments Issued By Foreign Institutions [Member] | Debts Securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial assets measured at fair value through other comprehensive income, category [Member] | Instruments Issued By Foreign Institutions [Member] | Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	866	761
Financial assets measured at fair value through other comprehensive income, category [Member] | Subtotal [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	3,054,809	1,060,523
Financial assets measured at fair value through other comprehensive income, category [Member] | Subtotal [Member] | Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	6,365	7,630
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 1 [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	508,209	670
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 1 [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Debts Securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	507,368
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 1 [Member] | Other Instruments Issued In Chile [Member] | Debts Securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 1 [Member] | Other Instruments Issued In Chile [Member] | Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 1 [Member] | Instruments Issued By Foreign Institutions [Member] | Debts Securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 1 [Member] | Instruments Issued By Foreign Institutions [Member] | Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	841	670
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 1 [Member] | Subtotal [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	507,368
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 1 [Member] | Subtotal [Member] | Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	841	670
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 2 [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	2,527,737	1,030,796
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 2 [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Debts Securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	1,981,482	163,600
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 2 [Member] | Other Instruments Issued In Chile [Member] | Debts Securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	540,756	860,327
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 2 [Member] | Other Instruments Issued In Chile [Member] | Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	5,499	6,869
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 2 [Member] | Instruments Issued By Foreign Institutions [Member] | Debts Securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 2 [Member] | Instruments Issued By Foreign Institutions [Member] | Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 2 [Member] | Subtotal [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	2,522,238	1,023,927
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 2 [Member] | Subtotal [Member] | Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	5,499	6,869
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 3 [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	25,228	36,687
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 3 [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Debts Securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 3 [Member] | Other Instruments Issued In Chile [Member] | Debts Securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	25,203	36,596
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 3 [Member] | Other Instruments Issued In Chile [Member] | Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 3 [Member] | Instruments Issued By Foreign Institutions [Member] | Debts Securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 3 [Member] | Instruments Issued By Foreign Institutions [Member] | Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	25	91
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 3 [Member] | Subtotal [Member] | Derivative contracts for trading purposes [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	25,203	36,596
Financial assets measured at fair value through other comprehensive income, category [Member] | Level 3 [Member] | Subtotal [Member] | Total Financial Assets [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair value of financial assets liabilities on the balance sheet [Line Items]
Financial assets	$ 25	$ 91